Financial Instruments - Summary of Foreign Currency Risk from Non-derivative Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	₨ 105,436		₨ 98,844
Unbilled revenues	42,486	$ 653	45,095
Cash and cash equivalent	44,925	$ 690	52,710	₨ 99,049
Other assets	46,322		47,544
Loans and borrowings	(138,259)		(142,412)
Currency risk [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	54,906		50,784
Unbilled revenues	25,694		28,621
Cash and cash equivalent	17,681		18,513
Other assets	5,613		5,174
Loans and borrowings	(49,637)		(60,929)
Trade payables, accrued expenses and other liabilities	(38,103)		(35,260)
Net assets/ (liabilities)	16,154		6,903
U.S.Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	32,948		33,388
Unbilled revenues	13,893		15,839
Cash and cash equivalent	9,144		15,752
Other assets	1,879		1,612
Loans and borrowings	(49,257)		(58,785)
Trade payables, accrued expenses and other liabilities	(23,561)		(22,339)
Net assets/ (liabilities)	(14,954)		(14,533)
EURO [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	7,273		4,663
Unbilled revenues	2,571		2,801
Cash and cash equivalent	3,791		1,178
Other assets	1,993		1,437
Loans and borrowings	(41)		(494)
Trade payables, accrued expenses and other liabilities	(3,474)		(4,284)
Net assets/ (liabilities)	12,113		5,301
Great British Pound [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	6,585		5,078
Unbilled revenues	5,189		4,454
Cash and cash equivalent	1,685		571
Other assets	285		190
Loans and borrowings	(37)		(604)
Trade payables, accrued expenses and other liabilities	(5,958)		(4,605)
Net assets/ (liabilities)	7,749		5,084
Australian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	3,459		2,547
Unbilled revenues	2,094		2,024
Cash and cash equivalent	786		335
Other assets	1,122		1,568
Loans and borrowings	(165)		(537)
Trade payables, accrued expenses and other liabilities	(1,516)		(1,453)
Net assets/ (liabilities)	5,780		4,484
Canadian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	990		890
Unbilled revenues	338		577
Cash and cash equivalent	34		2
Other assets	1		7
Trade payables, accrued expenses and other liabilities	(652)		(443)
Net assets/ (liabilities)	711		1,033
Other currencies [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	3,651		4,218
Unbilled revenues	1,609		2,926
Cash and cash equivalent	2,241		675
Other assets	333		360
Loans and borrowings	(137)		(509)
Trade payables, accrued expenses and other liabilities	(2,942)		(2,136)
Net assets/ (liabilities)	₨ 4,755		₨ 5,534